Deferred revenues and contract liabilities	6 Months Ended
Jun. 30, 2020
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Deferred revenues and contract liabilities
Note 11. Deferred revenues and contract liabilities

	As of December 31, 2019	As of June 30, 2020
	$ in thousands
Deferred revenues and contract liabilities	20,033	484
Others	—	(1)

Total Deferred revenue and contract liabilities	20,033	483

The deferred revenues and contract liabilities as of December 31, 2019 were mainly attributable to upfront payments and milestone payments for the collaboration agreements with Servier. During the six-month
period ended June 30, 2020, we recognized as revenue $16.9 million related to upfront payments and $2.5 million related to milestone payments on released targets based on the amendment signed in March 2020 to our collaboration agreement with Servier.